Investments and prepaid gold interests - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments and prepaid gold interests
Current portion	$ 13,947	$ 9,906
Non-current portion	32,549
Total financial assets	46,496	9,906
Financial assets - current	13,947	9,906
Financial assets - long-term	32,549
Prepaid gold interests - Auramet
Investments and prepaid gold interests
Total financial assets	40,248
Investments
Investments and prepaid gold interests
Total financial assets	6,248	5,372
Publicly traded equity investments | Level 1
Investments and prepaid gold interests
Total financial assets	4,700	3,000
Private equity investments | Level 3
Investments and prepaid gold interests
Total financial assets	$ 1,600	2,300
Prepaid gold interests - Steppe Gold
Investments and prepaid gold interests
Total financial assets		$ 4,534